Employee Benefits	12 Months Ended
Oct. 31, 2011
Employee Benefits [Abstract]
Employee Benefits

(11) Employee Benefits

Health Insurance Coverage

The Company contracts for health insurance coverage for employees and their dependents through third-party administrators. During the years ended October 31, 2011, 2010 and 2009, total expense of $3,073,366, $2,604,225 and $2,439,000, respectively, was incurred under the Company's insured health care program.

Optical Cable Corporation

401(k) Plan

The Company maintains 401(k) retirement savings plans for the benefit of its eligible employees. Substantially all of the Company's employees who meet certain service and age requirements are eligible to participate in the plans. The Company's plan documents provide that the Company's matching contributions are determined as a percentage of employee contributions or are discretionary. The Company made or accrued matching contributions to the plans of $83,245, $76,583 and $84,093 for the years ended October 31, 2011, 2010 and 2009, respectively.

Stock Incentives for Key Employees and Non-Employee Directors

Optical Cable Corporation uses stock incentives to increase the personal financial interest key employees and Non-employee Directors have in the future success of the Company, thereby aligning their interests with those of the shareholders and strengthening their desire to remain with the Company.

The Company authorized and reserved 750,000 shares of common stock for issuance pursuant to the Optical Cable Corporation 1996 Stock Incentive Plan (the "1996 Plan"). No further awards will be made under the 1996 Plan as it terminated in accordance with the terms of the plan document on the tenth anniversary of its effective date of March 1, 1996. Options outstanding under the 1996 Plan may continue to be exercised until such time that the options expire or are forfeited under the terms of individual awards.

In March 2005, the Company adopted and the Company's shareholders approved the Optical Cable Corporation 2005 Stock Incentive Plan (the "2005 Plan"). The 2005 Plan was intended to be the successor of the 1996 Plan. The Company authorized and reserved 1,000,000 shares of common stock for issuance pursuant to the 2005 Plan. As of October 31, 2011, there were approximately 27,000 remaining shares available for grant under the 2005 Plan.

In March 2011, the Company adopted and the Company's shareholders approved the Optical Cable Corporation 2011 Stock Incentive Plan (the "2011 Plan"). The 2011 Plan is intended to be the successor of the 2005 Plan. The Company has authorized and reserved 500,000 shares of common stock for issuance pursuant to the 2011 Plan. As of October 31, 2011, there were approximately 466,000 remaining shares available for grant under the 2011 Plan.

In March 2004, the Company adopted and the Company's shareholders approved the 2004 Non-employee Directors Stock Plan (the "Non-employee Directors Stock Plan"). In March 2005, the Company adopted and the Company's shareholders approved amendments to the Non-employee Directors Stock Plan. The Non-employee Directors Stock Plan authorizes the Board of Directors to pay all or a part of director fees, in the form of stock grants, to Board members who are not full-time employees of the Company. The Company has reserved 250,000 shares of common stock for issuance pursuant to awards under the Non-employee Directors Stock Plan. As of October 31, 2011, there were approximately 110,000 remaining shares available for grant under the Non-employee Directors Stock Plan.

Share-based compensation expense for employees and non-employee members of the Company's Board of Directors recognized in the consolidated statements of operations for the years ended October 31, 2011, 2010 and 2009 was $893,354, $942,711 and $920,223, respectively.

(a) Stock Option Awards

Prior to July 2002, employees and outside contractors were issued options to purchase common stock. The exercise price equaled the market price of the Company's common stock on the date of grant. Options issued under the 1996 Plan generally vested incrementally over one to five years, and remain exercisable for ten years from the date of grant. All options outstanding are fully vested and exercisable as of October 31, 2011.

During 2002, non-employee members of the Company's Board of Directors were granted options to purchase a total of 3,123 shares of the Company's common stock at an exercise price of $7.12 per share, the closing price at the date of grant. These options were not granted pursuant to a plan. Options issued to Non-employee Directors vested monthly over one year.

The fair value of options granted prior to November 1, 2005 was estimated using the Black-Scholes option pricing model.

Stock option activity for the years ended October 31, 2011, 2010 and 2009 is as follows:

		Weighted-	Weighted-average
	Number of	average exercise	remaining contractual
	options	price	term (in years)
Stock options outstanding at October 31, 2008	178,205	$7.59
Forfeited	(11,628)	7.20
Stock options outstanding at October 31, 2009	166,577	7.62
Forfeited	—	—
Stock options outstanding at October 31, 2010	166,577	7.62
Forfeited	(35,189)	9.54
Stock options outstanding at October 31, 2011	131,388	$7.11	0.34

As of October 31, 2011, there was no aggregate intrinsic value of options outstanding and options exercisable. Aggregate intrinsic value represents the positive difference between the Company's closing stock price on the last trading day of the fiscal period, which was $3.58 as of October 31, 2011, and the exercise price multiplied by the number of options outstanding.

(b) Restricted Stock Awards

The Company has granted, and anticipates granting, from time to time, restricted stock awards to employees subject to approval by the Compensation Committee of the Board of Directors. A portion of the restricted stock awards granted under the 2005 Plan and the 2011 Plan vests based on the passage of time and the remainder vests over time if certain operational performance-based criteria are met. Failure to meet the criteria required for vesting will result in a portion or all of the shares being forfeited.

The Company recognizes expense on the service-based shares each quarter based on the actual number of shares vested during the quarter multiplied by the grant date fair value. The Company recognizes expense on the operational performance-based shares each quarter using an estimate of the shares expected to vest multiplied by the closing price of the Company's common stock on the date of grant.

The Company recorded total compensation expense related to its restricted stock awards granted to employees totaling $746,431, $870,473 and $835,580 during the fiscal years ended October 31, 2011, 2010 and 2009, respectively.

A summary of the status of the Company's nonvested shares granted to employees under the 1996 Plan, the 2005 Plan or the 2011 Plan as of October 31, 2011, and changes during the year ended October 31, 2011, is as follows:

		Weighted-
		average grant
Nonvested shares	Shares	date fair value
Balance at October 31, 2010	458,036	$3.14
Granted	256,116	4.84
Vested	(217,513)	3.34
Forfeited	(46,647)	3.39
Balance at October 31, 2011	449,992	$3.99

As of October 31, 2011, the maximum amount of compensation cost related to unvested equity-based compensation awards in the form of service-based and operational performance-based shares that the Company will have to recognize over a 3.2 year weighted-average period is approximately $1.5 million.

During the years ended October 31, 2011, 2010 and 2009, restricted stock awards under the Non-employee Directors Stock Plan totaling 30,356, 22,860 and 35,268 shares, respectively, were approved by the Board of Directors of the Company. The shares vested immediately upon grant, but could not be sold, transferred, pledged, or otherwise encumbered or disposed of until six months after the date of the grant. The Company recorded compensation expense equal to the number of shares multiplied by the closing price of the Company's common stock on the date of grant. The Company recorded compensation expense totaling $146,923, $72,238 and $84,643 during the years ended October 31, 2011, 2010 and 2009, respectively.